Income Statement - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net operating income	R$ 14,608,233	R$ 14,098,208	R$ 11,711,569
Cost of services	(8,778,963)	(9,013,120)	(8,260,763)
Gross profit	5,829,270	5,085,088	3,450,806
Selling expenses	(768,693)	(730,047)	(598,125)
Administrative income (expenses)	(1,098,990)	(934,896)	44,958
Other operating income (expenses), net	(5,679)	4,722	143,755
Equity in results of investments in affiliaties	5,760	4,740	2,597
Profit from operations before finance income (expenses) and income tax and social contribution	3,961,668	3,429,607	3,043,991
Financial expenses	(688,280)	(839,891)	(859,732)
Financial revenues	326,244	448,710	395,234
Exchange result, net	(96,018)	1,090,628	(1,991,964)
Financial result, net	(458,054)	699,447	(2,456,462)
Profit before income tax and social contribution	3,503,614	4,129,054	587,529
Income tax and social contribution
Current	(882,787)	(1,121,289)	(1,226)
Deferred	(101,517)	(60,667)	(50,024)
Income tax and social contribution, total	(984,304)	(1,181,956)	(51,250)
Profit for the year	R$ 2,519,310	R$ 2,947,098	R$ 536,279
Earnings per share - basic and diluted (in reais)	R$ 3.69	R$ 4.31	R$ 0.78